                        SEMIANNUAL REPORT / JUNE 30 2001

                           AIM INTERNATIONAL EMERGING
                                   GROWTH FUND


                                 [COVER IMAGE]


                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                     AIM INTERNATIONAL EMERGING GROWTH FUND

                                 [COVER IMAGE]

                     -------------------------------------

                    PEACE CELEBRATION, ARC DE TRIOMPHE 1919

                            BY WILLIAM SAMUEL HORTON

         IN 1919, WORLD DIPLOMATS GATHERED FOR THE PARIS PEACE CONFER-

           ENCE TO NEGOTIATE A TREATY ENDING WORLD WAR I. HORTON, WHO

          TRAINED UNDER SUCH NOTABLE MASTERS AS CLAUDE MONET, CAPTURED

        THE AIR OF OPTIMISM AND CELEBRATION IN PARIS AT THE PROSPECT OF

           PROSPEROUS TIMES AHEAD. AIM INTERNATIONAL EMERGING GROWTH

               FUND SEEKS COMPANIES POISED FOR FUTURE PROSPERITY.

                      -------------------------------------

AIM International Emerging Growth Fund is for shareholders who seek long-term growth of capital by investing in securities of international companies that are likely to benefit from new or innovative products, services or processes.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM International Emerging Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o   Had the advisor not waived fees and expenses, returns would have been lower.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structure and class expenses.
o Because the fund has been in existence for less than a year (since 8/31/00), total return is cumulative total return that has not yet been annualized. Cumulative total returns since inception, including sales charges, were:
    Class A shares, -34.22%; Class B shares, -34.17%; Class C shares, -31.49%.
o Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o Investing in micro-, small or mid-sized companies may involve risks not associated with investing in more established companies. Also, micro and small companies may have business risk, significant stock price fluctuations and illiquidity.
o The fund is nondiversified, which may increase risks as well as potential rewards. This means that with respect to 50% of its assets, the fund may invest more than 5% of its assets in the securities of any one issuer.
o The fund participates in the initial public offering (IPO) market, and a significant portion of its returns is attributable to its investment in IPOs, which had a magnified impact when the fund's asset base was relatively small. There is no guarantee that with a larger asset base, the fund will continue to experience substantially similar performance by investing in IPOs.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI EAFE--Registered Trademark-- (Europe, Australasia and the Far East) Index is a group of foreign securities tracked by Morgan Stanley Capital International. The Growth segment of this index includes companies with higher price/book ratios and forecasted growth values, while the Value segment includes companies with lower price/book ratios and forecasted growth values.
o The National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                   YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                     AIM INTERNATIONAL EMERGING GROWTH FUND

                   Dear Fellow Shareholder:

                   Equity markets continued to be difficult and quite volatile
 [PHOTO OF         during the six months ended June 30, 2001, the period covered
 ROBERT H.         by this report. Major indexes, both foreign and domestic,
 GRAHAM]           posted negative returns, with the technology sector and
                   large-cap growth stocks hardest hit. By contrast, most segments of the bond market turned in positive returns. The bond market was the best place to be invested the first half of 2001--a powerful argument for portfolio diversification.
                        As a result, depending on the fund you own, many of you
                   have suffered significant losses. Please be assured we are also disturbed about recent results of many funds. Fund managers are making every effort to reverse the trend.
                   However, the challenging market conditions are lasting longer than expected.
                        During the long bull market for equities, which ran from
                   1982 till late last year, many pundits began to act as if
stocks were risk-free investments, inevitably rising. That was never true. Downturns like the recent one are normal. Since its inception in 1926, the S&P 500, which is widely used as a measure of general U.S. stock market performance, has seen a 20% decline--the accepted definition of a bear market--about every four and one-half to five years.
    No one has devised a reliable technique for timing these market movements. But portfolio diversification has proven to be an effective way to manage the resulting risks over time.

WORK WITH YOUR ADVISOR
Your financial advisor can help you build a diversified portfolio by selecting a variety of funds. One basic way to diversify is by owning funds invested in the three main types of securities: stocks, bonds and money market instruments. Within an asset class, it is worth diversifying further, investing in both growth and value stocks, both domestic and foreign, and so on. A fixed-income portfolio can include various quality sectors, from super-safe U.S. Treasuries to riskier high yield bonds.
    Since the right asset mix for you depends on your financial situation, your age and your goals, visit with your financial advisor regularly to review your investments to make sure they still make sense.

YOUR FUND MANAGERS' COMMENT
Your fund's portfolio managers discuss your fund in the following pages: what market conditions were like, how your fund performed and how they have managed your fund. We hope you find their comments informative.
    Though the last six months have tested the patience of most investors, we remain confident that, in time, markets will recover, though we cannot predict when.
    We wish to thank you for your patience in remaining invested with us. Since virtually every employee and officer of AIM is invested in our funds through our retirement programs or through indirect investments, we all share in our funds' performance along with our shareholders. We appreciate how unpleasant the recent past has been, and I'm sure you share our hope that markets will be less trying the rest of this year. We want to assure you that all of us at AIM are working diligently to improve the performance of our funds.
    If you have any questions or comments, please contact us anytime through our Web site, www.aimfunds.com. Our Client Services Department at 800-959-4246 operates during normal business hours. Information about your account is always available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman

                     AIM INTERNATIONAL EMERGING GROWTH FUND

ECONOMIC MALAISE DRAGS ON MARKETS WORLDWIDE

HOW DID AIM INTERNATIONAL EMERGING GROWTH FUND PERFORM DURING THE REPORTING PERIOD?
Concerns about declining corporate earnings growth and slowing economies led most major stock market indexes worldwide to fall for the majority of the reporting period. As a result, for the six months ended June 30, 2001, the fund posted total returns of -12.67% for Class A shares, -12.83% for Class B shares and -12.96% for Class C shares. (These returns are at net asset value, which does not include sales charges.) The fund outperformed its primary benchmark, the MSCI EAFE Index, which had a return of -14.87% for the same period.

WHAT WERE SOME KEY TRENDS IN INTERNATIONAL MARKETS?
In the wake of a worldwide economic slowdown, a number of high-profile companies in Europe and Asia issued warnings that their earnings would not meet expectations. Slowing economic growth undermined corporate profits, particularly for those regions (like Asia) largely dependent on exporting to Europe and the United States. Global competition also reduced the ability of companies to raise prices for their products and services. The sell-off affected nearly all market sectors.
    Global markets showed signs of life as the U.S. Federal Reserve (the Fed) and the European Central Bank (ECB) lowered interest rates. However, the worldwide economy continued to show symptoms of a slowdown, so lower profit forecasts and lower-than-expected GDP growth spread. Worldwide, investors favored value stocks over growth stocks. For example, the EAFE Value Index outperformed the EAFE Growth Index by about 8% for the six-month period.

                     -------------------------------------

                       CONCERNS ABOUT DECLINING CORPORATE

                          EARNINGS GROWTH AND SLOWING

                         ECONOMIES LED MOST MAJOR STOCK

                     MARKET INDEXES WORLDWIDE TO FALL . . .

                     -------------------------------------

WHAT HAPPENED IN EUROPEAN MARKETS?
In Europe, both old- and new-economy companies issued profit warnings as signs of a slowdown emerged in France, Germany and the United Kingdom. The euro has sold off this year in anticipation of European economic weakness. On the bright side, Europe's 2001 corporate earnings and economic growth forecasts are higher than those projected for the United States. Tax cuts, which took effect in Germany, France, Italy and elsewhere in the first quarter of 2001, are beginning to boost consumer confidence. The ECB believes that growth will be fairly good this year, and it may not cut interest rates because of the presence of inflation driven by higher food and energy prices.

HOW DID ASIAN MARKETS FARE?
Asian stock markets fell with the Nasdaq. An export-driven region, Asia is closely tied to U.S. and European growth and to the performance of the U.S. technology sector. Asian markets turned in a mixed performance during the six-month period, with South Korea proving to be one of the region's brightest stars thus far in 2001. But the global economic slowdown in the United States and Europe continued to weigh on Asian exports.
    Like other markets around the world, Japan was hard hit by lower profit forecasts and fears of a global economic slowdown. Aside from its weak market, Japan also faces a stagnant economy hovering on the brink of recession and a struggling banking system. However, Japan did elect a new prime minister, offering a glimmer of hope for economic reform.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?
We substantially pared the fund's technology exposure because earnings outlooks in this sector continued to look bleak. At the same time we added more consumer-discretionary holdings (such as retail and auto companies) that have shown fundamental momentum. We also added financial stocks, an area where we see good earnings momentum and benefits from interest rate cuts.
    On a regional basis, European companies enjoy the largest weighting in the fund, and we have also added holdings in Canada and Asia as quality companies with strong fundamentals have come to light. We continue to believe that above-average earnings growth, which we seek out in the companies we invest in, will lead to strong fund performance over the long term, especially at current valuations.

WHAT WERE SOME STOCKS YOU FAVORED?

o THE FORZANI GROUP is Canada's largest sporting goods retailer. Founded by four former Canadian Football League players, the company operates

          See important fund and index disclosures inside front cover.

                     AIM INTERNATIONAL EMERGING GROWTH FUND

PORTFOLIO COMPOSITION
As of 6/30/01, based on total net assets

===================================================================================================================================
TOP 10 EQUITY HOLDINGS                                 TOP 10 COUNTRIES              TOP 10 INDUSTRIES
-----------------------------------------------------------------------------------------------------------------------------------
 1. Forzani Group Ltd. (The)-                   3.1%    1. Canada           18.3%     1. Diversified Financial Services       6.3%
    Class A (Canada)

 2. AsiaInfo Holdings, Inc. (China)             2.5     2. United Kingdom   12.2      2. Diversified Commercial Services      5.9

 3. Denway Motors Ltd. (Hong Kong) 2.4                  3. France           11.1      3. Health Care Equipment                5.3

 4. Convenience Retail Asia Ltd. (Hong Kong)    2.3     4. Hong Kong         8.7      4. Specialty Stores                     4.3

 5. Dr. Reddy's Laboratories Ltd.-ADR (India)   2.3     5. Sweden            6.2      5. Electronic Equipment & Instruments   4.1

 6. MEDIDEP S.A. (France)                       2.0     6. Germany           5.2      6. Internet Software & Services         3.7

 7. FirstService Corp. (Canada)                 2.0     7. China             4.2      7. Food Retail                          3.6

 8. iSoft Group PLC (United Kingdom)            2.0     8. Australia         3.9      8. Application Software                 3.5

 9. Omega Pharma S.A. (Belgium)                 1.9     9. India             3.2      9. Apparel Retail                       3.5

10. Vacon Oyj (Finland)                         1.9    10. Finland           3.1     10. Pharmaceuticals                      3.4

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

===================================================================================================================================

    under the Forzani's, Sport Chek, Sports Experts, and Save on Sports (SOS) banners, among others.
o Hong Kong-based CONVENIENCE RETAIL ASIA owns and operates the Circle K brand name of convenience stores in its home country and in China.
o DR. REDDY'S LABORATORIES is one of India's top drug makers. Its products include ulcer medicines, antibiotics, pain relievers and cardiovascular drugs. The company also has a budding biotechnology business.
o Money manager MAN GROUP is based in the United Kingdom. Its brokerage unit trades on exchanges around the world, and its asset management division develops alternative investment products for financial institutions.

WHAT WERE MARKET CONDITIONS LIKE AT THE END OF THE REPORTING PERIOD?
With the momentum of global growth slowing, central banks around the world have begun cutting interest rates. This should bode well for economies worldwide. Economic growth has slowed in Europe, but to a lesser extent than in the United States. Tax cuts and labor reforms in Europe could boost consumer confidence as well. In Japan, the general outlook is weak due to political concerns, weaker overseas demand, deflationary pressures and a domestic slowdown. In addition, Asia's economy (excluding Japan) is expected to grow faster than that of the United States and Europe for the remainder of 2001. But persistent volatility means that investors should continue to take a long-term perspective.

--------------------------------------------------------------------------------
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    Please visit our Web site at www.aimfunds.com and log into your account.
Click on the "View Other Account Options" drop-down menu and select "eDelivery."
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electronic delivery.
--------------------------------------------------------------------------------

          See important fund and index disclosures inside front cover.

                     AIM INTERNATIONAL EMERGING GROWTH FUND

AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information.
    To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]

 A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
        Funds--Registered Trademark-- o AMVESCAP National Trust Company

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                                           MARKET
                                               SHARES       VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-92.11%

AUSTRALIA-3.88%

Computershare Ltd. (Data Processing Services)   42,000   $   131,746
--------------------------------------------------------------------
CSL Ltd. (Pharmaceuticals)                       5,100       124,080
--------------------------------------------------------------------
ERG Ltd. (Electronic Equipment & Instruments)  201,000       147,629
--------------------------------------------------------------------
Securenet Ltd. (Internet Software &
  Services)(a)                                  36,700        27,517
====================================================================
                                                             430,972
====================================================================

AUSTRIA-0.58%

Gericom A.G. (Computer Hardware)                 2,200        63,867
====================================================================

BELGIUM-1.91%

Omega Pharma S.A. (Health Care Supplies)         5,500       212,112
====================================================================

CANADA-18.26%

Alimentation Couche-Tard Inc.-Class B (Food
  Retail)(a)                                     6,800       141,079
--------------------------------------------------------------------
Boralex, Inc.-Class A (Electric Utilities)(a)   17,100       106,431
--------------------------------------------------------------------
CHC Helicopter Corp.-Class A (Airlines)(a)       4,500        59,277
--------------------------------------------------------------------
Cognicase Inc. (Application Software)(a)        21,100       113,956
--------------------------------------------------------------------
FirstService Corp. (Diversified Commercial
  Services)(a)                                   9,900       218,435
--------------------------------------------------------------------
Forzani Group Ltd. (The)-Class A (Specialty
  Stores)(a)                                    58,000       343,806
--------------------------------------------------------------------
Heroux-Devtek Inc. (Wireless
  Telecommunication Services)(a)                22,100       136,970
--------------------------------------------------------------------
Home Capital Group, Inc. (Diversified
  Financial Services)                           22,400       130,124
--------------------------------------------------------------------
Reitmans Ltd.-Class A (Apparel Retail)          12,600       165,975
--------------------------------------------------------------------
Richelieu Hardware Ltd. (Distributors)(a)       13,500       173,385
--------------------------------------------------------------------
Tesco Corp. (Oil & Gas Equipment &
  Services)(a)                                  14,800       166,686
--------------------------------------------------------------------
Trican Well Service Ltd. (Oil & Gas Equipment
  & Services)(a)                                11,700       144,487
--------------------------------------------------------------------
Van Houtte Inc. (Packaged Foods)(a)              6,300       125,519
====================================================================
                                                           2,026,130
====================================================================

CHINA-4.23%

AsiaInfo Holdings, Inc. (Internet Software &
  Services)(a)                                  14,300       282,425
--------------------------------------------------------------------
Travelsky Technology Ltd. (Diversified
  Commercial Services)(a)                      185,000       187,377
====================================================================
                                                             469,802
====================================================================

DENMARK-1.46%

Vestas Wind Systems A.S. (Heavy Electrical
  Equipment)                                     3,480       162,435
====================================================================

FINLAND-3.08%

Oyj Hartwall Abp (Brewers)(a)                    8,100       130,240
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
FINLAND-(CONTINUED)

Vacon Oyj (Electrical Components & Equipment)   24,700   $   211,451
====================================================================
                                                             341,691
====================================================================

FRANCE-11.07%

Altedia (Employment Services)                    3,600       109,544
--------------------------------------------------------------------
April Group (Insurance Brokers)                  6,000       106,798
--------------------------------------------------------------------
Arkopharma (Packaged Foods)                        800        96,559
--------------------------------------------------------------------
Beneteau (Leisure Products)                      1,000        93,236
--------------------------------------------------------------------
Brime Technologies (Diversified Commercial
  Services)(a)                                   3,600       145,092
--------------------------------------------------------------------
Marionnaud Parfumeries (Specialty Stores)(a)     1,500       132,734
--------------------------------------------------------------------
Marionnaud Parfumeries-Rts., expires 06/30/02
  (Specialty Stores)(b)                          1,500         1,221
--------------------------------------------------------------------
MEDIDEP S.A. (Health Care Distributors &
  Services)(a)                                   2,190       222,749
--------------------------------------------------------------------
Seche Environnement (Environmental Services)     1,450       114,913
--------------------------------------------------------------------
Silicon-On-Insulator Technologies (SOITEC)
  (Electronic Equipment & Instruments)(a)        9,055       148,435
--------------------------------------------------------------------
UBI Soft Entertainment S.A. (Application
  Software)(a)                                   1,700        57,795
====================================================================
                                                           1,229,076
====================================================================

GERMANY-5.22%

ELMOS Semiconductor A.G. (Electronic
  Equipment & Instruments)(a)                    3,100        56,492
--------------------------------------------------------------------
FJA A.G. (Electronic Equipment & Instruments)    1,800       105,119
--------------------------------------------------------------------
Hugo Boss A.G.-Pfd (Apparel & Accessories)         570       159,434
--------------------------------------------------------------------
Suess MicroTec A.G. (Semiconductor
  Equipment)(a)                                  3,900       114,045
--------------------------------------------------------------------
Wedeco A.G. Water Technology (Water
  Utilities)(a)                                  4,300       143,783
====================================================================
                                                             578,873
====================================================================

GREECE-1.07%

Folli-Follie (Apparel & Accessories)             6,300       118,225
====================================================================

HONG KONG-8.69%

Asia Satellite Telecommunications Holdings
  Ltd. (Broadcasting & Cable TV)                42,000        72,694
--------------------------------------------------------------------
Computer & Technologies Holdings Ltd. (IT
  Consulting & Services)                       226,000        91,996
--------------------------------------------------------------------
Convenience Retail Asia Ltd. (Food Retail)(a)  756,000       259,276
--------------------------------------------------------------------
Denway Motors Ltd. (Automobile
  Manufacturers)(a)                            754,400       270,817
--------------------------------------------------------------------
i-CABLE Communications Ltd. (Broadcasting &
  Cable TV)(a)                                 278,000       155,042
--------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)              298,000       114,618
====================================================================
                                                             964,443
====================================================================

INDIA-3.18%

Dr. Reddy's Laboratories Ltd.-ADR
  (Pharmaceuticals)(a)                          13,500       250,425
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
INDIA-(CONTINUED)

Satyam Computer Services Ltd.-ADR (IT
  Consulting & Services)                        11,700   $   102,141
====================================================================
                                                             352,566
====================================================================

IRELAND-2.56%

Anglo Irish Bank Corp. PLC (Banks)(a)           42,300       160,982
--------------------------------------------------------------------
IFG Group PLC (Diversified Financial
  Services)                                     47,500       122,796
====================================================================
                                                             283,778
====================================================================

ISRAEL-2.19%

Ectel Ltd. (Telecommunications Equipment)(a)    10,200       147,900
--------------------------------------------------------------------
ESC Medical Systems Ltd. (Health Care
  Equipment)(a)                                  3,300        95,205
====================================================================
                                                             243,105
====================================================================

JAPAN-2.45%

Bellsystem24, Inc. (Diversified Commercial
  Services)                                        300        99,342
--------------------------------------------------------------------
Fast Retailing Co. Ltd. (Apparel Retail)           400        69,596
--------------------------------------------------------------------
Yahoo Japan Corp. (Internet Software &
  Services)(a)                                       3       102,951
====================================================================
                                                             271,889
====================================================================

NETHERLANDS-0.72%

Van der Moolen Holding N.V. (Diversified
  Financial Services)                            3,070        80,406
====================================================================

SINGAPORE-1.25%

Datacraft Asia Ltd. (Networking Equipment)      34,000       138,720
====================================================================

SPAIN-0.92%

Grupo Auxiliar Metalurgico, S.A. (Gamesa)
  (Aerospace & Defense)(a)                       4,800       102,119
====================================================================

SWEDEN-6.22%

Biacore International A.B. (Health Care
  Equipment)(a)                                  3,760       140,079
--------------------------------------------------------------------
D. Carnegie & Co. A.B. (Diversified Financial
  Services)(a)                                  15,800       180,949
--------------------------------------------------------------------

                                                           MARKET
                                               SHARES       VALUE
SWEDEN-(CONTINUED)

Elekta A.B.-Class B (Health Care
  Equipment)(a)                                 13,500   $    93,138
--------------------------------------------------------------------
Nobel Biocare A.B. (Health Care Supplies)        3,500       118,158
--------------------------------------------------------------------
Q-Med A.B. (Health Care Equipment)(a)           10,000       157,759
====================================================================
                                                             690,083
====================================================================

SWITZERLAND-0.94%

Tecan A.G. (Health Care Equipment)               1,260       104,480
====================================================================

UNITED KINGDOM-12.23%

Chemring Group PLC (Aerospace & Defense)        21,900       103,320
--------------------------------------------------------------------
Electronics Boutique PLC (Computer &
  Electronics Retail)                          108,300       162,814
--------------------------------------------------------------------
Geest PLC (Agricultural Products)               12,100       116,301
--------------------------------------------------------------------
iSoft Group PLC (Application Software)          62,300       217,588
--------------------------------------------------------------------
John David Sports PLC (Apparel Retail)          32,100       153,250
--------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                     13,800       186,086
--------------------------------------------------------------------
RPS Group PLC (Environmental Services)          44,800       105,994
--------------------------------------------------------------------
Torex PLC (Consumer Finance)                    16,000       144,210
--------------------------------------------------------------------
Victrex PLC (Diversified Chemicals)             11,600        63,997
--------------------------------------------------------------------
WSP Group PLC (Construction & Engineering)      16,300       103,987
====================================================================
                                                           1,357,547
====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $9,845,992)                         10,222,319
====================================================================

MONEY MARKET FUNDS-5.83%

STIC Liquid Assets Portfolio(c)                323,521       323,521
--------------------------------------------------------------------
STIC Prime Portfolio(c)                        323,521       323,521
====================================================================
    Total Money Market Funds (Cost $647,042)                 647,042
====================================================================
TOTAL INVESTMENTS-97.94% (Cost $10,493,034)               10,869,361
====================================================================
OTHER ASSETS LESS LIABILITIES-2.06%                          228,300
====================================================================
NET ASSETS-100.00%                                       $11,097,661
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred
Rts.  - Rights

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  Acquired as part of a unit with or in exchange for other securities.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $10,493,034)                                   $10,869,361
------------------------------------------------------------
Foreign currencies, at value (cost $192,713)         191,776
------------------------------------------------------------
Receivables for:
  Investments sold                                   145,900
------------------------------------------------------------
  Fund shares sold                                     3,762
------------------------------------------------------------
  Dividends                                           10,230
------------------------------------------------------------
Investment for deferred compensation plan              4,639
------------------------------------------------------------
Due from advisor                                       1,212
------------------------------------------------------------
Other assets                                          37,730
============================================================
    Total assets                                  11,264,610
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              113,329
------------------------------------------------------------
  Fund shares reacquired                                 724
------------------------------------------------------------
  Deferred compensation plan                           4,639
------------------------------------------------------------
Accrued distribution fees                             10,180
------------------------------------------------------------
Accrued transfer agent fees                            4,629
------------------------------------------------------------
Accrued operating expenses                            33,448
============================================================
    Total liabilities                                166,949
============================================================
Net assets applicable to shares outstanding      $11,097,661
____________________________________________________________
============================================================

NET ASSETS:

Class A                                          $ 6,459,398
____________________________________________________________
============================================================
Class B                                          $ 1,980,173
____________________________________________________________
============================================================
Class C                                          $ 2,658,090
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                              928,204
____________________________________________________________
============================================================
Class B                                              285,886
____________________________________________________________
============================================================
Class C                                              383,873
____________________________________________________________
============================================================
Class A:
  Net asset value per share                      $      6.96
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.96 divided by
      94.50%)                                    $      7.37
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                        $      6.93
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                        $      6.92
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $5,627)                                        $    41,825
------------------------------------------------------------
Dividends from affiliated money market funds          15,065
------------------------------------------------------------
Interest                                                 115
============================================================
    Total investment income                           57,005
============================================================

EXPENSES:

Advisory fees                                         50,735
------------------------------------------------------------
Administrative services fees                          24,795
------------------------------------------------------------
Custodian fees                                        42,535
------------------------------------------------------------
Distribution fees -- Class A                          10,465
------------------------------------------------------------
Distribution fees -- Class B                           9,869
------------------------------------------------------------
Distribution fees -- Class C                          13,624
------------------------------------------------------------
Interest                                               1,622
------------------------------------------------------------
Transfer agent fees -- Class A                        10,287
------------------------------------------------------------
Transfer agent fees -- Class B                         3,988
------------------------------------------------------------
Transfer agent fees -- Class C                         5,506
------------------------------------------------------------
Trustees' fees                                         4,834
------------------------------------------------------------
Registration and filing fees                          50,799
------------------------------------------------------------
Professional Fees                                     25,122
------------------------------------------------------------
Other                                                  9,043
============================================================
    Total expenses                                   263,224
============================================================
Less: Fees waived and expenses reimbursed           (138,092)
------------------------------------------------------------
    Expenses paid indirectly                            (105)
============================================================
    Net expenses                                     125,027
============================================================
Net investment income (loss)                         (68,022)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           (2,548,756)
------------------------------------------------------------
  Foreign currencies                                   7,842
============================================================
                                                  (2,540,914)
============================================================
Change in net unrealized appreciation of:
  Investment securities                            1,133,580
------------------------------------------------------------
  Foreign currencies                                   1,648
============================================================
                                                   1,135,228
============================================================
Net gain (loss) from investment securities
  and foreign currencies                          (1,405,686)
============================================================
Net increase (decrease) in net assets
  resulting from operations                      $(1,473,708)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000
(Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2001            2000
                                                              -----------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (68,022)   $   (29,949)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (2,540,914)      (500,456)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                1,135,228       (759,305)
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (1,473,708)    (1,289,710)
=========================================================================================
Share transactions-net:
  Class A                                                       1,691,803      6,385,964
-----------------------------------------------------------------------------------------
  Class B                                                         277,063      2,274,262
-----------------------------------------------------------------------------------------
  Class C                                                         336,105      2,895,882
=========================================================================================
    Net increase in net assets                                    831,263     10,266,398
=========================================================================================

NET ASSETS:

  Beginning of period                                          10,266,398             --
=========================================================================================
  End of period                                               $11,097,661    $10,266,398
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $13,855,763    $11,550,792
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (76,574)        (8,552)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (3,057,451)      (516,537)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                             375,923       (759,305)
=========================================================================================
                                                              $11,097,661    $10,266,398
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM International Emerging Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $161,713 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, through the year 2008.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. For the six months ended June 30, 2001, AIM waived fees of $50,735 and reimbursed expenses of $87,357.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $24,795 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $10,416 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001, the Class A, Class B and Class C shares paid AIM Distributors $10,465, $9,869 and $13,624, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $3,237 from sales of the Class A shares of the Fund during the six months ended June 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2001, AIM Distributors received $27,969 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2001, the Fund paid legal fees of $1,731 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $96 and reductions in custodian fees of $9 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $105.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $10,492,781 and $7,833,269, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities      $1,337,202
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (960,875)
==========================================================================
Net unrealized appreciation of investment securities            $  376,327
__________________________________________________________________________
==========================================================================
Cost of investments is the same for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the period August 31, 2000 (date operations commenced) through December 31, 2000:

                                                                   JUNE 30, 2001            DECEMBER 31, 2000
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
                                                              --------    -----------    ---------    -----------
Sold:
  Class A                                                      555,459    $ 4,059,716      745,389    $ 6,717,335
-----------------------------------------------------------------------------------------------------------------
  Class B                                                       77,980        589,781      271,186      2,438,175
-----------------------------------------------------------------------------------------------------------------
  Class C                                                      393,483      2,833,045      339,960      2,953,136
=================================================================================================================
Reacquired:
  Class A                                                     (333,399)    (2,367,913)     (39,245)      (331,371)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                      (42,789)      (312,718)     (20,491)      (163,913)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                     (342,756)    (2,496,940)      (6,814)       (57,254)
=================================================================================================================
                                                               307,978    $ 2,304,971    1,289,985    $11,556,108
_________________________________________________________________________________________________________________
=================================================================================================================


NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                                              -----------------------------------------
                                                                                     AUGUST 31, 2000
                                                                                    (DATE OPERATIONS
                                                              SIX MONTHS ENDED        COMMENCED) TO
                                                                  JUNE 30,            DECEMBER 31,
                                                                    2001                 2000(a)
                                                              ----------------    ---------------------
Net asset value, beginning of period                              $  7.97                $ 10.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                               (0.03)                 (0.03)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.98)                 (2.00)
=======================================================================================================
    Total from investment operations                                (1.01)                 (2.03)
=======================================================================================================
Net asset value, end of period                                    $  6.96                $  7.97
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                    (12.67)%               (20.30)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 6,459                $ 5,625
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.03%(c)               2.11%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     4.62%(c)               6.83%(d)
=======================================================================================================
Ratio of net investment income (loss) to average net assets         (0.96)%(c)             (1.09)%(d)
=======================================================================================================
Ratio of interest expense to average net assets                      0.03%(c)               0.00%
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate                                                77%                    30%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $6,029,376.
(d)  Annualized.

                                                                               CLASS B
                                                              -----------------------------------------
                                                                                     AUGUST 31, 2000
                                                                                    (DATE OPERATIONS
                                                              SIX MONTHS ENDED        COMMENCED) TO
                                                                  JUNE 30,            DECEMBER 31,
                                                                    2001                 2000(a)
                                                              ----------------    ---------------------
Net asset value, beginning of period                              $  7.95                $ 10.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.06)                 (0.05)
-------------------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)           (0.96)                 (2.00)
=======================================================================================================
    Total from investment operations                                (1.02)                 (2.05)
=======================================================================================================
Net asset value, end of period                                    $  6.93                $  7.95
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                    (12.83)%               (20.50)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 1,980                $ 1,992
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.74%(c)               2.81%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     5.33%(c)               7.53%(d)
=======================================================================================================
Ratio of net investment income (loss) to average net assets         (1.67)%(c)             (1.79)%(d)
=======================================================================================================
Ratio of interest expense to average net assets                      0.03%(c)               0.00%
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate                                                77%                    30%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,990,180.
(d)  Annualized.

                                                                            CLASS C
                                                              ------------------------------------
                                                                                  AUGUST 31, 2000
                                                                                  (DATE OPERATIONS
                                                              SIX MONTHS ENDED     COMMENCED) TO
                                                                  JUNE 30,          DECEMBER 31,
                                                                    2001              2000(a)
                                                              ----------------    ----------------
Net asset value, beginning of period                              $  7.95             $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.06)              (0.05)
--------------------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)           (0.97)              (2.00)
==================================================================================================
    Total from investment operations                                (1.03)              (2.05)
==================================================================================================
Net asset value, end of period                                    $  6.92             $  7.95
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                    (12.96)%            (20.50)%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 2,658             $ 2,649
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                        2.74%(c)            2.81%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                     5.33%(c)            7.53%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets         (1.67)%(c)          (1.79)%(d)
==================================================================================================
Ratio of interest expense to average net assets                      0.03%(c)            0.00%
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                77%                 30%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $2,747,296.
(d)  Annualized.

BOARD OF TRUSTEES                                    OFFICERS                                OFFICE OF THE FUND

Robert H. Graham                                     Robert H. Graham                        11 Greenway Plaza
Chairman, President and Chief Executive Officer      Chairman and President                  Suite 100
A I M Management Group Inc.                                                                  Houston, TX 77046
                                                     Carol F. Relihan
Bruce L. Crockett                                    Senior Vice President and Secretary     INVESTMENT ADVISOR
Director,
ACE Limited;                                         Gary T. Crum                            A I M Advisors, Inc.
Formerly, Director, President and                    Senior Vice President                   11 Greenway Plaza
Chief Executive Officer                                                                      Suite 100
COMSAT Corporation                                   Dana R. Sutton                          Houston, TX 77046
                                                     Vice President and Treasurer
Owen Daly II                                                                                 TRANSFER AGENT
Formerly, Director,                                  Robert G. Alley
Cortland Trust, Inc.                                 Vice President                          A I M Fund Services, Inc.
                                                                                             P.O. Box 4739
Albert R. Dowden                                     Stuart W. Coco                          Houston, TX 77210-4739
Chairman, Cortland Trust, Inc.                       Vice President
and DHJ Media, Inc.; and                                                                     CUSTODIAN
Director, Magellan Insurance Company                 Melville B. Cox
                                                     Vice President                          State Street Bank and Trust Company
Edward K. Dunn Jr.                                                                           225 Franklin Street
Formerly, Chairman, Mercantile Mortgage Corp.;       Karen Dunn Kelley                       Boston, MA 02110
Vice Chairman, President                             Vice President
and Chief Operating Officer                                                                  COUNSEL TO THE FUND
Mercantile-Safe Deposit & Trust Co.; and             Edgar M. Larsen
President, Mercantile Bankshares                     Vice President                          Ballard Spahr
                                                                                             Andrews & Ingersoll, LLP
Jack M. Fields                                       Mary J. Benson                          1735 Market Street
Chief Executive Officer,                             Assistant Vice President and            Philadelphia, PA 19103
Twenty First Century Group, Inc.;                    Assistant Treasurer
Formerly Member of the U.S. House of                                                         COUNSEL TO THE TRUSTEES
Representatives                                      Sheri Morris
                                                     Assistant Vice President and            Kramer, Levin, Naftalis & Frankel LLP
Carl Frischling                                      Assistant Treasurer                     919 Third Avenue
Partner,                                                                                     New York, NY 10022
Kramer, Levin, Naftalis & Frankel LLP
                                                                                             DISTRIBUTOR
Prema Mathai-Davis
Member, Visiting Committee,                                                                  A I M Distributors, Inc.
Harvard University Graduate                                                                  11 Greenway Plaza
School of Education, New School University.                                                  Suite 100
Formerly Chief Executive Officer,                                                            Houston, TX 77046
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership

                                  EQUITY FUNDS

    DOMESTIC EQUITY FUNDS               INTERNATIONAL/GLOBAL EQUITY FUNDS          A I M Management Group Inc. has provided
                                                                                   leadership in the mutual fund industry since
       MORE AGGRESSIVE                           MORE AGGRESSIVE                   1976 and managed approximately $171 billion
                                                                                   in assets for 9.5 million shareholders,
AIM Small Cap Opportunities(1)     AIM Latin American Growth(7)                    including individual investors, corporate
AIM Mid Cap Opportunities(1)       AIM Developing Markets                          clients and financial institutions, as of
AIM Large Cap Opportunities(2)     AIM European Small Company                      June 30, 2001.
AIM Emerging Growth                AIM Asian Growth                                   The AIM Family of Funds--Registered
AIM Small Cap Growth               AIM Japan Growth(8)                             Trademark-- is distributed nationwide, and
AIM Aggressive Growth              AIM International Emerging Growth               AIM today is the seventh-largest mutual fund
AIM Mid Cap Growth                 AIM European Development                        complex in the United States in assets under
AIM Small Cap Equity               AIM Euroland Growth                             management, according to Strategic Insight,
AIM Capital Development            AIM Global Aggressive Growth                    an independent mutual fund monitor.
AIM Constellation                  AIM International Equity                           AIM is a subsidiary of AMVESCAP PLC, one
AIM Dent Demographic Trends        AIM International Value(4)                      of the world's largest independent financial
AIM Select Equity(3)               AIM Worldwide Spectrum                          services companies with $408 billion in
AIM Large Cap Growth               AIM Global Trends                               assets under management as of June 30, 2001.
AIM Weingarten                     AIM Global Growth
AIM Mid Cap Equity
AIM Value II                                    MORE CONSERVATIVE
AIM Charter
AIM Value                                      SECTOR EQUITY FUNDS
AIM Blue Chip
AIM Basic Value                                  MORE AGGRESSIVE
AIM Large Cap Basic Value
AIM Balanced                       AIM New Technology
AIM Advisor Flex(6)                AIM Global Telecommunications and Technology
                                   AIM Global Infrastructure
      MORE CONSERVATIVE            AIM Global Resources
                                   AIM Global Financial Services
                                   AIM Global Health Care
                                   AIM Global Consumer Products and Services(7)
                                   AIM Real Estate(5)
                                   AIM Global Utilities

                                                MORE CONSERVATIVE

                         FIXED-INCOME FUNDS

 TAXABLE FIXED-INCOME FUNDS                TAX-FREE FIXED-INCOME FUNDS

       MORE AGGRESSIVE                           MORE AGGRESSIVE

AIM Strategic Income               AIM High Income Municipal
AIM High Yield II                  AIM Tax-Exempt Bond of Connecticut(6)
AIM High Yield                     AIM Municipal Bond
AIM Income                         AIM Tax-Free Intermediate
AIM Global Income                  AIM Tax-Exempt Cash
AIM Floating Rate
AIM Intermediate Government                     MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

      MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. (6) The fund closed to new investors August 7, 2001. (7) The fund closed to new investors August 15, 2001. (8) AIM Japan Growth Fund closed to new investors August 17, 2001.
   FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after September 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

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